Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Accrued and Other Current Liabilities
Schedule of accrued and other current liabilities

	2025	2024
Accrued finder’s fees and commissions	$—	$80
Other accrued liabilities	1,216	658
Payroll liabilities	1,748	2,118
Warranty reserve liability	63	152
Total	$3,027	$3,008